CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales	260.5	1,109.3	1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization	245.6	1,028.2	970.9
Depreciation and amortization	12.9	44.6	47.0
Selling, general and administrative	7.7	33.0	33.2
Restructuring	0	0.5	1.2
Impairment and other closure costs	0	16.5	86.9
Costs and Expenses	266.2	1,122.8	1,139.2
Operating earnings (loss)	(5.7)	(13.5)	(87.8)
Interest expense, net	(11.6)	(35.5)	(37.4)
Foreign exchange loss on long-term debt	(3.2)	(24.1)	(18.8)
Equity earnings in Partnership	0	0	0
Other income (expense), net	0.1	1.2	14.9
Loss before reorganization items and income taxes	(20.4)	(71.9)	(129.1)
Reorganization items, net	(3.2)	0	(1.2)
Income (loss) before income taxes	(23.6)	(71.9)	(130.3)
Income tax expense (recovery)	0.2	0.4	0.1
Earnings (loss) from continuing operations	(23.8)	(72.3)	(130.4)
Gain (loss) from discontinued operations, net of tax	(12.9)	0	3.1
Net earnings (loss)	(36.7)	(72.3)	(127.3)
Net (earnings) loss attributable to non-controlling interest (note 7)	1.5	0	(0.3)
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(35.2)
Equity in earnings (loss) of subsidiaries	0
Net earnings (loss) attributable to the Company	(35.2)	(72.3)	(127.6)
Catalyst Paper Corporation [Member]
Sales	0	0	0
Operating expenses
Cost of sales, excluding depreciation and amortization	4.4	17.6	17.5
Depreciation and amortization	8.8	34.7	36.7
Selling, general and administrative	4.6	18.9	18.2
Restructuring		0	0.9
Impairment and other closure costs		14.6	86.9
Costs and Expenses	17.8	85.8	160.2
Operating earnings (loss)	(17.8)	(85.8)	(160.2)
Interest expense, net	(4.6)	(16.2)	(17.7)
Foreign exchange loss on long-term debt	(3.2)	(24.1)	(18.8)
Equity earnings in Partnership	8.8	57.3	60.7
Other income (expense), net	1.4	(3.5)	6.8
Loss before reorganization items and income taxes	(15.4)		(129.2)
Reorganization items, net	(10.6)		(1.2)
Income (loss) before income taxes	(26.0)	(72.3)	(130.4)
Income tax expense (recovery)	0.7	0	0
Earnings (loss) from continuing operations	(26.7)		(130.4)
Gain (loss) from discontinued operations, net of tax	(12.9)		3.1
Net earnings (loss)	(39.6)		(127.3)
Net (earnings) loss attributable to non-controlling interest (note 7)	1.5		(0.3)
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(38.1)
Equity in earnings (loss) of subsidiaries	2.9
Net earnings (loss) attributable to the Company	(35.2)	(72.3)	(127.6)
Guarantor Subsidiaries [Member]
Sales	260.6	1,109.3	1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization	243.9	1,010.6	957.7
Depreciation and amortization	2.2	9.9	8.7
Selling, general and administrative	3.1	14.1	15.0
Restructuring		0.5	0.3
Impairment and other closure costs		1.9	0
Costs and Expenses	249.2	1,037.0	981.7
Operating earnings (loss)	11.4	72.3	69.7
Interest expense, net	(3.7)	(19.3)	(17.6)
Foreign exchange loss on long-term debt	0	0	0
Equity earnings in Partnership	0	0	0
Other income (expense), net	(1.1)	(6.0)	(18.3)
Loss before reorganization items and income taxes	6.6		33.8
Reorganization items, net	8.7		0
Income (loss) before income taxes	15.3	47.0	33.8
Income tax expense (recovery)	0.6	0.4	0.1
Earnings (loss) from continuing operations	14.7		33.7
Gain (loss) from discontinued operations, net of tax	(11.5)		3.1
Net earnings (loss)	3.2		36.8
Net (earnings) loss attributable to non-controlling interest (note 7)	0		0
Net earnings (loss) before equity in earnings (loss) of subsidiaries	3.2
Equity in earnings (loss) of subsidiaries	0
Net earnings (loss) attributable to the Company	3.2	46.6	36.8
Non-Guarantor Subsidiaries [Member]
Sales	4.6	0	5.6
Operating expenses
Cost of sales, excluding depreciation and amortization	2.0	0	1.3
Depreciation and amortization	1.9	0	1.6
Selling, general and administrative	0	0	0
Restructuring		0	0
Impairment and other closure costs		0	0
Costs and Expenses	3.9	0	2.9
Operating earnings (loss)	0.7	0	2.7
Interest expense, net	(3.3)	0	(2.1)
Foreign exchange loss on long-term debt	0	0	0
Equity earnings in Partnership	0	0	0
Other income (expense), net	(0.2)	0.1	14.2
Loss before reorganization items and income taxes	(2.8)		14.8
Reorganization items, net	(1.3)		0
Income (loss) before income taxes	(4.1)	0.1	14.8
Income tax expense (recovery)	(1.1)	0	(0.2)
Earnings (loss) from continuing operations	(3.0)		15.0
Gain (loss) from discontinued operations, net of tax	(1.4)		0
Net earnings (loss)	(4.4)		15.0
Net (earnings) loss attributable to non-controlling interest (note 7)	0		0
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(4.4)
Equity in earnings (loss) of subsidiaries	0
Net earnings (loss) attributable to the Company	(4.4)	0.1	15.0
Consolidation, Eliminations [Member]
Sales	(4.7)	0	(5.6)
Operating expenses
Cost of sales, excluding depreciation and amortization	(4.7)	0	(5.6)
Depreciation and amortization	0	0	0
Selling, general and administrative	0	0	0
Restructuring		0	0
Impairment and other closure costs		0	0
Costs and Expenses	(4.7)	0	(5.6)
Operating earnings (loss)	0	0	0
Interest expense, net	0	0	0
Foreign exchange loss on long-term debt	0	0	0
Equity earnings in Partnership	(8.8)	(57.3)	(60.7)
Other income (expense), net	0	10.6	12.2
Loss before reorganization items and income taxes	(8.8)		(48.5)
Reorganization items, net	0		0
Income (loss) before income taxes	(8.8)	(46.7)	(48.5)
Income tax expense (recovery)	0	0	0.2
Earnings (loss) from continuing operations	(8.8)		(48.7)
Gain (loss) from discontinued operations, net of tax	12.9		(3.1)
Net earnings (loss)	4.1		(51.8)
Net (earnings) loss attributable to non-controlling interest (note 7)	0		0
Net earnings (loss) before equity in earnings (loss) of subsidiaries	4.1
Equity in earnings (loss) of subsidiaries	(2.9)
Net earnings (loss) attributable to the Company	1.2	(46.7)	(51.8)
Predecessor [Member]
Sales				797.7	1,079.7	1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization				718.0	970.7	930.1
Depreciation and amortization				23.4	105.5	109.7
Selling, general and administrative				26.2	40.3	43.4
Restructuring				5.3	5.9	25.3
Impairment and other closure costs				0	661.8	294.5
Costs and Expenses				772.9	1,784.2	1,403.0
Operating earnings (loss)				24.8	(704.5)	(351.6)
Interest expense, net				(60.3)	(73.2)	(71.9)
Foreign exchange loss on long-term debt				24.0	(9.7)	27.6
Equity earnings in Partnership				0
Other income (expense), net				(2.6)	(2.1)	(2.6)
Loss before reorganization items and income taxes				(14.1)	(789.5)	(398.5)
Reorganization items, net				666.9	0	0
Income (loss) before income taxes				652.8	(789.5)	(398.5)
Income tax expense (recovery)				(1.1)	(8.4)	(19.8)
Earnings (loss) from continuing operations				653.9	(781.1)	(378.7)
Gain (loss) from discontinued operations, net of tax				(3.6)	(195.5)	(19.5)
Net earnings (loss)				650.3	(976.6)	(398.2)
Net (earnings) loss attributable to non-controlling interest (note 7)				(31.9)	2.6	1.3
Net earnings (loss) before equity in earnings (loss) of subsidiaries				618.4
Equity in earnings (loss) of subsidiaries				0
Net earnings (loss) attributable to the Company				618.4	(974.0)	(396.9)
Predecessor [Member] | Catalyst Paper Corporation [Member]
Sales				0
Operating expenses
Cost of sales, excluding depreciation and amortization				13.2
Depreciation and amortization				15.4
Selling, general and administrative				13.8
Restructuring				5.3
Costs and Expenses				47.7
Operating earnings (loss)				(47.7)
Interest expense, net				(30.5)
Foreign exchange loss on long-term debt				24.0
Equity earnings in Partnership				79.8
Other income (expense), net				(53.1)
Loss before reorganization items and income taxes				(27.5)
Reorganization items, net				512.9
Income (loss) before income taxes				485.4
Income tax expense (recovery)				8.4
Earnings (loss) from continuing operations				477.0
Gain (loss) from discontinued operations, net of tax				(3.6)
Net earnings (loss)				473.4
Net (earnings) loss attributable to non-controlling interest (note 7)				(31.9)
Net earnings (loss) before equity in earnings (loss) of subsidiaries				441.5
Equity in earnings (loss) of subsidiaries				176.9
Net earnings (loss) attributable to the Company				618.4
Predecessor [Member] | Guarantor Subsidiaries [Member]
Sales				797.7
Operating expenses
Cost of sales, excluding depreciation and amortization				715.3
Depreciation and amortization				4.1
Selling, general and administrative				12.4
Restructuring				0
Costs and Expenses				731.8
Operating earnings (loss)				65.9
Interest expense, net				(20.0)
Foreign exchange loss on long-term debt				0
Equity earnings in Partnership				0
Other income (expense), net				54.6
Loss before reorganization items and income taxes				100.5
Reorganization items, net				98.4
Income (loss) before income taxes				198.9
Income tax expense (recovery)				(21.4)
Earnings (loss) from continuing operations				220.3
Gain (loss) from discontinued operations, net of tax				(4.1)
Net earnings (loss)				216.2
Net (earnings) loss attributable to non-controlling interest (note 7)				0
Net earnings (loss) before equity in earnings (loss) of subsidiaries				216.2
Equity in earnings (loss) of subsidiaries				0
Net earnings (loss) attributable to the Company				216.2
Predecessor [Member] | Non-Guarantor Subsidiaries [Member]
Sales				15.6
Operating expenses
Cost of sales, excluding depreciation and amortization				5.1
Depreciation and amortization				3.9
Selling, general and administrative				0
Restructuring				0
Costs and Expenses				9.0
Operating earnings (loss)				6.6
Interest expense, net				(9.8)
Foreign exchange loss on long-term debt				0
Equity earnings in Partnership				0
Other income (expense), net				51.6
Loss before reorganization items and income taxes				48.4
Reorganization items, net				55.6
Income (loss) before income taxes				104.0
Income tax expense (recovery)				11.9
Earnings (loss) from continuing operations				92.1
Gain (loss) from discontinued operations, net of tax				0.5
Net earnings (loss)				92.6
Net (earnings) loss attributable to non-controlling interest (note 7)				0
Net earnings (loss) before equity in earnings (loss) of subsidiaries				92.6
Equity in earnings (loss) of subsidiaries				0
Net earnings (loss) attributable to the Company				92.6
Predecessor [Member] | Consolidation, Eliminations [Member]
Sales				(15.6)
Operating expenses
Cost of sales, excluding depreciation and amortization				(15.6)
Depreciation and amortization				0
Selling, general and administrative				0
Restructuring				0
Costs and Expenses				(15.6)
Operating earnings (loss)				0
Interest expense, net				0
Foreign exchange loss on long-term debt				0
Equity earnings in Partnership				(79.8)
Other income (expense), net				(55.7)
Loss before reorganization items and income taxes				(135.5)
Reorganization items, net				0
Income (loss) before income taxes				(135.5)
Income tax expense (recovery)				0
Earnings (loss) from continuing operations				(135.5)
Gain (loss) from discontinued operations, net of tax				3.6
Net earnings (loss)				(131.9)
Net (earnings) loss attributable to non-controlling interest (note 7)				0
Net earnings (loss) before equity in earnings (loss) of subsidiaries				(131.9)
Equity in earnings (loss) of subsidiaries				(176.9)
Net earnings (loss) attributable to the Company				(308.8)